CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2020			¥ 594,493	¥ 683,232	¥ 1,645,451	¥ (26,274)	¥ (62,571)	¥ 62,740		¥ (243,604)		¥ 77,797
Cumulative effect of change in accounting principle	[1]				(18,200)
Net income attributable to NHI shareholders		¥ 153,116			153,116
Cash dividends					(107,104)							(1,416)
Gain (loss) on sales of treasury stock					(346)
Stock-based compensation awards				11,775
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary				1,115
Changes in an affiliated company's interests
Net change during the year						44,590
Pension liability adjustment		19,094					19,094
Own credit adjustments		(75,723)						(75,723)
Repurchases of common stock										(11)
Sales of common stock										0
Common stock issued to employees										13,165
Cancellation of treasury stock					(139,204)					139,204
Net income (loss) attributable to noncontrolling interests		(7,281)										7,281
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments												944
Purchase/sale (disposition) of subsidiary shares, etc., net												673
Other net change in noncontrolling interests												(23,766)
Balance at end of year at Mar. 31, 2021		2,756,451	594,493	696,122	1,533,713	18,316	(43,477)	(12,983)	¥ (38,144)	(91,246)	¥ 2,694,938	61,513
Cumulative effect of change in accounting principle	[1]
Net income attributable to NHI shareholders		142,996			142,996
Cash dividends					(67,007)							(1,421)
Gain (loss) on sales of treasury stock					(2,715)
Stock-based compensation awards				1,421
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests in its subsidiary
Changes in an affiliated company's interests				(36)
Net change during the year						118,596
Pension liability adjustment		(326)					(326)
Own credit adjustments		47,847						47,847
Repurchases of common stock										(39,650)
Sales of common stock										0
Common stock issued to employees										18,541
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		(3,537)										3,537
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments												2,926
Purchase/sale (disposition) of subsidiary shares, etc., net												1,307
Other net change in noncontrolling interests												(9,664)
Balance at end of year at Mar. 31, 2022		2,972,803	594,493	697,507	1,606,987	136,912	(43,803)	34,864	127,973	(112,355)	2,914,605	58,198
Cumulative effect of change in accounting principle	[1]
Net income attributable to NHI shareholders		92,786			92,786
Cash dividends					(51,050)							(3,277)
Gain (loss) on sales of treasury stock					(1,718)
Stock-based compensation awards				9,411
Changes in ownership interests in subsidiaries				287
Changes in an affiliated company's interests in its subsidiary
Changes in an affiliated company's interests				(16)
Net change during the year						105,855
Pension liability adjustment		11,629					11,629
Own credit adjustments		72,997						72,997
Repurchases of common stock										(24,728)
Sales of common stock										0
Common stock issued to employees										18,509
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		1,110										(1,110)
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments												1,058
Purchase/sale (disposition) of subsidiary shares, etc., net												(301)
Other net change in noncontrolling interests												21,007
Balance at end of year at Mar. 31, 2023		¥ 3,224,142	¥ 594,493	¥ 707,189	¥ 1,647,005	¥ 242,767	¥ (32,174)	¥ 107,861	¥ 318,454	¥ (118,574)	¥ 3,148,567	¥ 75,575

[1]	Represents the adjustments to initially apply Accounting Standards Update ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” for the year ended March 31, 2021.